SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of the allocation of expenses from the Parent Company

			For the period
	For the Year Ended		between January 1
	December 31,		and June 11,
	2017	2018	2019
Cost of revenues	3,853	4,622	2,309
Selling and marketing expenses	2,218	441	305
General and administrative expenses	5,410	4,856	1,723
Total	11,481	9,919	4,337

Cash and cash equivalents maintained at banks

	As of December 31,
	2018	2019
RMB denominated bank deposits with financial institutions in the PRC	162,292	182,180
RMB denominated bank deposits with financial institutions in Hong Kong Special Administrative Region ("HK SAR")	727	1,212
US dollar denominated bank deposits with a financial institution in HK SAR	970	1,904
HK dollar denominated bank deposits with a financial institution in HK SAR	177	264
USD denominated bank deposits with a financial institution in BVI	—	28,494

Estimated useful life of property and equipment

Category	Estimated Useful Life
Electronic equipment	3 to 5 years
Office furniture	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets